Risk management - Most important foreign exchange year-end trading positions (Details) - Foreign exchange - Trading portfolios, netting - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Japan, Yen
Market Risk [Line Items]
Reportable ECL	€ 61	€ 86
Taiwan Dollar
Market Risk [Line Items]
Reportable ECL	(58)
Romanian Leu
Market Risk [Line Items]
Reportable ECL	58	88
Chinese Yuan
Market Risk [Line Items]
Reportable ECL	49	32
Hong Kong Dollar
Market Risk [Line Items]
Reportable ECL	€ (38)
US Dollar
Market Risk [Line Items]
Reportable ECL		(187)
South Korean Won
Market Risk [Line Items]
Reportable ECL		€ 28